Stock Awards (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
		Stock Options		Restricted Stock
			Weighted		Weighted
	Shares	Number of	Average	Number of	Average
	Available	Options	Exercise	Options	Grant-Date
	For Grant	Outstanding	Price	Outstanding	Fair Value

Balance at January 1, 2011	2,191,821	5,543,893	$1.5218	127,500	$1.6422
2008 Plan Amendment	8,000,000	-	$-	-	$-
Granted	(1,504,635)	1,153,550	$0.6427	351,085	$0.8497
Exercised	-	(324,740)	$0.3220	-	$-
Vested	-	-	$-	(362,944)	$0.8909
Forfeited	1,247,521	(1,140,021)	$1.2928	(110,000)	$1.6050
Canceled	370,364	(925,782)	$1.7061	(641)	$2.3900

Balance at December 31, 2011	10,305,071	4,306,900	$1.3978	5,000	$1.2500
Granted	(9,785,500)	9,724,000	$0.1164	61,500	$0.1385
Vested	-	-	$-	(59,000)	$0.2325
Forfeited	1,471,073	(1,471,073)	$0.5925	-	$-
Canceled	937,342	(1,135,329)	$1.3123	-	$-

Balance at December 31, 2012	2,927,986	11,424,498	$0.4193	7,500	$0.1400

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Weighted
		Average	Weighted
		Remaining	Average	Aggregate
	Number of	Contractual	Exercise	Intrinsic
Options	Shares	Life (in Years)	Price	Value

Outstanding	11,424,498	5.71	$0.4193	$2,898
Vested and expected to vest	10,262,319	5.66	$0.4502	$2,898
Exercisable	4,123,060	4.82	$0.8747	$2,898

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Six Months Ended June 30,
	2013	2012

Risk-free interest rate	0.71%	0.71% - 1.09%
Expected term	4.75 Years	4.75 Years
Expected volatility	108.14%	65.02% - 98.80%
Dividend yield	0%	0%

	Year Ended December 31,
	2012		2011

Risk-free interest rate	0.71% - 1.14%	0	0.79% - 2.24%
Expected term	4.75 Years		4.75 Years
Expected volatility	65.02% - 103.61%		42.44% - 66.83%
Dividend yield	0%		0%

Schedule of Share-based Compensation, Activity [Table Text Block]
		Stock Options		Restricted Stock
			Weighted		Weighted
	Shares	Number of	Average	Number of	Average
	Available	Options	Exercise	Shares	Grant Date
	For Grant	Outstanding	Price	Outstanding	Fair Value

Balance at January 1, 2013	2,927,986	11,424,498	$0.4193	7,500	$0.1400
Granted	(1,225,000)	1,225,000	$0.0560	—	$—
Vested	––	––	$––	(7,500)	$0.1400
Forfeited	457,917	(457,917)	$0.0979	––	$––
Canceled	177,083	(456,542)	$1.1782	––	$––

Balance at June 30, 2013	2,337,986	11,735,039	$0.3644	—	$—